Financial Instruments and Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Percentage of probability confidence level			95.00%
Value at risk loss defining period			1
Foreign currency borrowings and financial derivatives designated in net investment hedge relationships			£ 14,503,000,000	£ 13,227,000,000
Borrowings percentage			100.00%	100.00%		100.00%	100.00%
Market risk sensitivity analysis, description			The group uses a sensitivity analysis that estimates the impacts on the consolidated income statement and other comprehensive income of either an instantaneous increase or decrease of 0.5% in market interest rates or a 10% strengthening or weakening in sterling against all other currencies, from the rates applicable at 30 June 2018 and 30 June 2017, for each class of financial instruments with all other variables remaining constant.
Expected maturity profile of borrowings, description			Expected maturity profile of borrowings is to limit the amount of such borrowings maturing within 12 months to 50% of gross borrowings less money market demand deposits, and the level of commercial paper to 30% of gross borrowings less money market demand deposits.
Undrawn borrowing facilities ring-fenced			£ 682,000,000			$ 900
Undrawn borrowing facilities			2,652,000,000	£ 2,600,000,000		$ 3,500
Liabilities			18,002,000,000	16,820,000,000
Movement in financial assets - other instruments			50,000,000	39,000,000
Borrowings			9,902,000,000	9,042,000,000	£ 10,129,000,000
Post-employment benefit liabilities			872,000,000	£ 772,000,000
Net borrowings adjusted EBITDA			£ 4,496,000,000
Adjusted EBITDA ratio			2.2
Fixed rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage			52.00%	57.00%		52.00%	57.00%
Fair value [member] | Quoted [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 10,304,000,000	£ 9,641,000,000
Option Exercised Two Years Later [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liability			30,000,000
US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Collateral held under agreements			£ 54,000,000	74,000,000		$ 71	$ 96
Currency exchange risk [member] | US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Target hedge ratio			75.00%
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period			24 months
Maximum commodity exposure value at risk			0.75%
Foreign currency debt risk [member]
Disclosure of detailed information about financial instruments [line items]
Reserves from hedge relationships for which hedge accounting is no longer applied			£ (21,000,000)	(21,000,000)
Maximum [member] | Fixed rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage			60.00%			60.00%
Maximum [member] | Currency exchange risk [member] | US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period			24 months
Maximum [member] | Currency exchange risk [member] | Other currency [member]
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period			18 months
Minimum [member] | Fixed rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage			40.00%			40.00%
Industrias Licoreras De Guatemala [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of ownership interest			50.00%
Liabilities			£ 164,000,000	183,000,000
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency borrowings and financial derivatives designated in net investment hedge relationships			5,238,000,000	6,746,000,000
Hedges of net investment in foreign operations [member] | Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Maximum total net investment Value at Risk for group policy			1,500,000,000
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(57,000,000)	(29,000,000)	31,000,000
Gain (loss) transferred out of other comprehensive income			(6,000,000)	42,000,000	211,000,000
Gain (loss) transferred out of other comprehensive income			7,000,000	(143,000,000)	(66,000,000)
Cash flow hedges [member] | Currency exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(22,000,000)	26,000,000	221,000,000
Cash flow hedges [member] | Foreign currency debt risk [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			64,000,000	8,000,000	£ (249,000,000)
Cash flow hedges [member] | Abnormally large changes in asset prices or foreign exchange rates [member]
Disclosure of detailed information about financial instruments [line items]
Loss to income statement	£ (9,000,000)	£ (7,000,000)
Fair value hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on fair value hedging instruments			12,000,000	36,000,000
Gain (Loss) on the hedged items attributable to the hedged risks			12,000,000	43,000,000
Accumulated fair value changes on the hedged item			£ 17,000,000	£ 5,000,000